YIELDQUEST FUNDS TRUST
                         3280 Peachtree Road, Suite 2600
                                Atlanta, GA 30305

February 27, 2008

U.S. Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, DC 20459

Re:  YieldQuest Funds Trust (SEC File Nos: 333-125172 and 811-21771)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 7, which was filed with the Commission on February 22, 2008, and
(ii) that Post-Effective Amendment No. 7 has been filed electronically with the Commission.

Very truly yours,

By: /s/ David N. Summers, IV
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David N. Summers, IV
Treasurer